Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,681	$ 5,479
Less: accumulated depreciation and amortization	(3,801)	(4,309)
Property and equipment, net	880	1,170
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	3,617	4,045
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	206	232
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	256	610
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	$ 602	$ 592